Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
14.	Income Taxes

The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 28.25% (2010 - 31%). The differences are as follows:

	2011	2010
Expected income tax expense / (recovery) at Canadian statutory rate	$1,204	$(45)
Increase (decrease) resulting from:
Recognition of deferred credit	(6,581)	(6,636)
Differences in tax rates in subsidiaries and changes in tax Rates	(861)	(202)
Change in valuation allowances	(16,834)	(5,979)
Foreign exchange on intercompany items	2,250	(6,228)
Non-taxable corporate dividend	(1,418)	(1,191)
Non-controlling interests share of income	(1,317)	—
Other permanent difference	518	(510)

Income tax recovery	$(23,039)	$(20,791)

For the years ended December 31, 2011 and 2010, income/(loss) before taxes consists of the following:

	2011	2010
Canadian operations	$(5,242)	$(6,405)
U.S. operations	9,505	4,007

	$4,263	$(2,398)

As a result of the business combination transaction in 2009, APUC recorded certain additional tax attributes. These tax attributes have been recognized to the extent management believes they are more likely than not to be realized. The excess of the carrying amount of the tax attributes recorded over the consideration was reflected as a deferred credit of $55,647 on the transaction date. The deferred credit is being recognized in income as a deferred income tax recovery in relative proportion to the amount of the related deferred tax assets that are utilized in the period.

Income tax expense (recovery) attributable to income/(loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2011
Canada	$268	$(1,936)	$(1,668)
United States	32	(21,403)	(21,371)

	$300	$(23,339)	$(23,039)

Year ended December 31, 2010
Canada	200	(1,081)	(881)
United States	(269)	(19,641)	(19,910)

	$(69)	$(20,722)	$(20,791)

The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are presented below:

	2011	2010
Deferred income tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$133,625	$120,973
Unrealized foreign exchange difference on intercompany notes	—	17,860
Customer advances in aid of construction	6,610	5,559
Regulatory liabilities	4,313	—
Foreign exchange hedges and interest rate swaps	2,233	1,459

Total deferred income tax assets	146,781	145,851

Less: Valuation allowance	(15,063)	(31,896)

Total deferred income tax assets	131,718	113,955

Deferred tax liabilities:
Property, plant and equipment	(96,158)	(96,554)
Intangible assets	(7,812)	(7,639)
Other	(1,009)	(1,697)

Total deferred income tax liabilities	(104,979)	(105,890)

Net deferred income tax assets	$26,739	$8,065

The valuation allowance for deferred tax assets as of December 31, 2011 and 2010 was $15,062 and $31,896, respectively. The net change in the total valuation allowance was a decrease of $16,834 in 2011 and a decrease of $5,979 in 2010. The valuation allowance at December 31, 2011 was primarily related to operating losses that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected deferred taxable income, and tax-planning strategies in making this assessment.

Deferred income taxes are classified in the financial statements as:

	2011	2010
Current deferred income tax asset	$13,022	$14,015
Non-current deferred income tax asset	67,671	74,006
Current deferred income tax liability	(723)	(514)
Non-current deferred income tax liability	(53,231)	(79,442)

	$26,739	$8,065

As at December 31, 2011, the Company had non-capital losses carry forwards available to reduce future year’s taxable income, which expire as follows:

Year of expiry	Non-capital losses carry forwards
2015	$28,406
2026 and onwards	239,823

$268,229